Income taxes - Summary tax losses carried forward (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which deferred tax is partly recognised	$ 4,147	$ 5,152
Unused tax losses, expiring 2025 - 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which deferred tax is partly recognised	$ 1,048
Unused tax losses, expiring 2024 - 2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which deferred tax is partly recognised		$ 2,526